Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001865782
Registrant Name	BrightSpring Health Services, Inc.
Registration File Number	333-287916
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES